Pensions - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in net assets available for benefits [abstract]
Expenses incurred in connection with employee retirement benefit plans	¥ 20,728	¥ 19,939	¥ 16,833
Defined Contribution Plan Forfeited	no	no	no